Income Taxes (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax [Line Items]
Valuation allowance					$ 799,000	$ 493,000
Recognized a deferred tax asset for excess tax benefits					4,500,000
Recognized excess stock compensation benefits					749,000	575,000	$ 254,000
Unrecognized tax benefits					129,000	94,000	61,000	$ 613,000
Accrued interest and penalties on the unrecognized tax benefits					43,000	35,000
Income tax expense	$ 1,784,000	$ 1,178,000	$ 3,753,000	$ 4,426,000	$ 5,312,000	$ 4,493,000	$ 3,000,000
Effective income tax rate	36.00%	37.10%	37.30%	37.20%
Minimum [Member]
Income Tax [Line Items]
Income tax, United States federal statutory tax rate					34.00%	34.00%	34.00%
Maximum [Member]
Income Tax [Line Items]
Income tax, United States federal statutory tax rate					35.00%	35.00%	35.00%
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carry-forward					$ 23,300,000	$ 13,800,000
Net operating loss carry forwards expire year					2030
Benefits of federal and state deductible differences with the exception					$ 734,000
Federal Jurisdiction [Member]
Income Tax [Line Items]
Benefits of federal and state deductible differences with the exception					$ 65,000